UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                     ----------

                           The Gabelli Value Fund Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI VALUE FUND INC.

                                  ANNUAL REPORT
                                DECEMBER 31, 2006









TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2006 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      In 2006, the Gabelli Value Fund (Class A Share) outperformed the Standard & Poor's (S&P) 500 Index by 591 basis points primarily due to superior stock selection, but also due to favorable industry weightings versus the index. The strongest S&P industry group in 2006 was Telecommunications Services (up 37%), an area in which the Fund is significantly overweighted. The only two S&P sectors not up double-digits in 2006 were Health Care and Information Technology, two areas in which the Fund is underweighted.

      With some exceptions, media and telecommunications, areas of focus for the Fund, returned to favor in 2006. The Fund's largest holding, Cablevision (+64% after adjusting for the $10 per share special distribution made in April 2006), benefited from strong fundamentals, a revaluation by investors of cable equities and a buyout offer in October from the controlling Dolan family. Other top media performers included Rogers Communications (+41%), News Corp. (+38%), Time Warner (+25%) and CBS Corp. (+20%). Holdings over 1% that were up more than 20% included Aztar Corp. (+79% after being the subject of a bidding war), Swedish Match (+59%), Telephone & Data Systems (+51%), Diageo (+36%), Watts Water Technologies (+35%), Vivendi (+25%) and Waste Management (+21%).

      Two exceptions to the strong performance of media and telecommunications were Media General (-27%) and Sprint Nextel (-11%). Media General suffered along with many of its newspaper peers from a shift in consumer attention and advertising dollars to newer forms of media while Sprint Nextel has struggled with the integration of Nextel. Dana Corp. (-81%) also contributed negatively to the Fund's performance as it filed for bankruptcy protection in 2006. No other holdings of more than 1% declined in 2006.

                                                           Sincerely yours,

                                                           /s/ Bruce N. Alpert

                                                           Bruce N. Alpert
                                                           President

January 22, 2007

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI VALUE FUND,
             THE CONSUMER PRICE INDEX + 10%, AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

                 Gabelli Value Fund                            Consumer Price
                    (Class A Share)        S&P 500 Index          Index + 10%
9/29/89                       9,450               10,000               10,000
12/31/89                      9,648               10,205               11,460
12/31/90                      9,109                9,888               13,305
12/31/91                     10,505               12,893               15,048
12/31/92                     11,838               13,875               16,989
12/31/93                     16,508               15,270               19,147
12/31/94                     16,508               15,470               21,578
12/31/95                     20,214               21,277               24,276
12/31/96                     21,980               26,160               27,504
12/31/97                     32,581               34,884               30,723
12/31/98                     40,150               44,860               34,286
12/31/99                     52,966               54,295               38,641
12/31/00                     48,808               49,354               43,819
12/31/01                     51,453               43,491               48,902
12/31/02                     43,247               33,884               54,965
12/31/03                     57,029               43,598               61,506
12/31/04                     64,318               48,337               69,686
12/31/05                     64,208               50,710               79,024
12/31/06                     78,135*              58,712               88,903

* INCLUDES EFFECT OF MAXIMUM SALES CHARGE OF 5.5%.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
---------------------------------------------------------------------------------------------------------------------

                        AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2006 (A)
                        ----------------------------------------------------
                                                                                                            Since
                                                                                                           Inception
                                             Quarter   1 Year     3 Year     5 Year     10 Year   15 Year  (9/29/89)
--------------------------------------------------------------------------------------------------------------------
   GABELLI VALUE FUND CLASS A ............  10.58%     21.69%    11.07%      8.72%     13.52%     14.31%    13.03%
                                             4.50(B)   15.00(B)   8.99(B)    7.49(B)   12.88(B)   13.88(B)  12.66(B)
   S&P 500 Index .........................   6.69      15.78     10.43       6.18       8.42      10.63     10.80
   Dow Jones Industrial Average ..........   7.31      18.98      8.49       6.83       8.95      12.02     11.94
   Nasdaq Composite Index ................   6.95       9.52      6.43       4.37       6.46       9.90      9.91
   Class B ...............................  10.36      20.78     10.25       7.90      12.94      13.92     12.69
                                             5.36(c)   15.78(c)   9.42(c)    7.60(c)   12.94(c)   13.92(c)  12.69(c)
   Class C ...............................  10.29      20.69     10.20       7.88      12.96      13.94     12.70
                                             9.29(d)   19.69(d)  10.20       7.88      12.96      13.94     12.70

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS A SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS B SHARES AND CLASS C SHARES ON MARCH 15, 2000. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.5% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, FIFTEEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, 0%, AND 0%, RESPECTIVELY, OF THE FUND NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2006 through December 31, 2006
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2006.

                              Beginning       Ending      Annualized   Expenses
                            Account Value  Account Value   Expense   Paid During
                              07/01/06       12/31/06       Ratio      Period*
--------------------------------------------------------------------------------
THE GABELLI VALUE FUND INC.
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                       $1,000.00     $1,124.40       1.39%      $ 7.44
Class B                       $1,000.00     $1,120.20       2.14%      $11.44
Class C                       $1,000.00     $1,119.50       2.14%      $11.43
HYPOTHETICAL 5% RETURN
Class A                       $1,000.00     $1,018.20       1.39%      $ 7.07
Class B                       $1,000.00     $1,014.42       2.14%      $10.87
Class C                       $1,000.00     $1,014.42       2.14%      $10.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2006:

THE GABELLI VALUE FUND

Entertainment .................................  12.3%
Cable and Satellite ...........................   9.8%
Publishing ....................................   9.2%
Telecommunications ............................   7.7%
Broadcasting ..................................   6.4%
Food and Beverage .............................   5.5%
Financial Services ............................   5.4%
Consumer Products .............................   4.6%
Metals and Mining .............................   4.2%
Diversified Industrial ........................   4.2%
Energy and Utilities ..........................   3.8%
Electronics ...................................   3.4%
Equipment and Supplies ........................   3.1%
Hotels and Gaming .............................   2.9%
Environmental Services ........................   2.7%
Consumer Services .............................   2.3%
Aviation: Parts and Services ..................   2.2%
Communications Equipment ......................   1.9%
Automotive: Parts and Accessories .............   1.5%
Automotive ....................................   1.1%
Specialty Chemicals ...........................   1.1%
Retail ........................................   1.1%
Aerospace .....................................   1.0%
Machinery .....................................   0.7%
Business Services .............................   0.6%
Manufactured Housing ..........................   0.5%
Real Estate ...................................   0.5%
Agriculture ...................................   0.4%
Health Care ...................................   0.4%
Wireless Communications .......................   0.3%
Computer Software and Services ................   0.3%
Transportation ................................   0.0%
Other Assets and Liabilities (Net) ............  (1.1)%
                                                -------
                                                100.0%
                                                =======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
              COMMON STOCKS -- 101.1%
              AEROSPACE -- 1.0%
       1,000  Lockheed Martin Corp. .......$     25,800   $     92,070
   1,000,000  Rolls-Royce Group plc+ ......   7,007,796      8,766,864
  36,700,000  Rolls-Royce Group plc,
               Cl. B ......................      69,833         72,936
                                           ------------   ------------
                                              7,103,429      8,931,870
                                           ------------   ------------
              AGRICULTURE -- 0.4%
     100,000  Archer-Daniels-Midland Co. ..   1,384,467      3,196,000
      35,000  The Mosaic Co.+ .............     456,574        747,600
                                           ------------   ------------
                                              1,841,041      3,943,600
                                           ------------   ------------
              AUTOMOTIVE -- 1.1%
     298,100  Navistar
               International Corp.+ .......   8,042,403      9,965,483
                                           ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
      38,000  China Yuchai
                International Ltd. ........     300,576        261,820
     350,000  Dana Corp.+ .................   4,224,359        486,500
     260,000  Genuine Parts Co. ...........   7,010,372     12,331,800
      25,000  Proliance
               International Inc.+ ........     116,679        115,000
                                           ------------   ------------
                                             11,651,986     13,195,120
                                           ------------   ------------
              AVIATION: PARTS AND SERVICES -- 2.2%
      43,000  Curtiss-Wright Corp. ........     764,822      1,594,440
     340,000  GenCorp Inc.+ ...............   3,135,471      4,766,800
      76,700  Sequa Corp., Cl. A+ .........   3,364,878      8,825,102
      33,000  Sequa Corp., Cl. B+ .........   1,673,268      3,792,360
     350,000  The Fairchild Corp.,
               Cl. A+ .....................   2,383,921        766,500
                                           ------------   ------------
                                             11,322,360     19,745,202
                                           ------------   ------------
              BROADCASTING -- 6.4%
   1,200,000  CBS Corp., Cl. A ............  21,763,305     37,464,000
     135,000  Gray Television Inc. ........   1,531,383        989,550
     187,500  Liberty Media Corp. -
                Capital, Cl. A+ ...........  11,537,181     18,371,250
      30,000  Young Broadcasting Inc.,
                Cl. A+ ....................     270,342         84,600
                                           ------------   ------------
                                             35,102,211     56,909,400
                                           ------------   ------------
              BUSINESS SERVICES -- 0.6%
      10,000  ChoicePoint Inc.+ ...........     375,967        393,800
      50,000  Digital Insight Corp.+ ......   1,922,393      1,924,500
     120,000  Intermec Inc.+ ..............   2,713,571      2,912,400
      35,700  Nashua Corp.+ ...............     295,577        298,809
                                           ------------   ------------
                                              5,307,508      5,529,509
                                           ------------   ------------
              CABLE AND SATELLITE -- 9.8%
     130,000  Adelphia Communications
                Corp., Cl. A+ .............      91,925          1,300
   1,935,000  Cablevision Systems Corp.,
                Cl. A+ ....................   6,428,880     55,108,800

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
     115,000  EchoStar Communications
                Corp., Cl. A+ .............$  3,551,365   $  4,373,450
     250,000  Liberty Global Inc.,
                Cl. A+ ....................   4,300,954      7,287,500
     240,000  Rogers Communications Inc.,
                Cl. B .....................   1,767,716     14,304,000
     245,000  The DIRECTV Group Inc.+ .....   3,547,633      6,110,300
                                           ------------   ------------
                                             19,688,473     87,185,350
                                           ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.9%
     100,000  Agere Systems Inc.+ .........   1,576,057      1,917,000
     144,448  Alcatel-Lucent, ADR .........   3,096,299      2,054,051
     425,000  Corning Inc.+ ...............   3,868,976      7,951,750
      30,000  Motorola Inc. ...............     210,940        616,800
     150,000  Nortel Networks Corp.+ ......   5,573,119      4,009,500
                                           ------------   ------------
                                             14,325,391     16,549,101
                                           ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.3%
      90,000  Yahoo! Inc.+ ................   2,901,361      2,298,600
                                           ------------   ------------
              CONSUMER PRODUCTS -- 4.6%
      85,000  Energizer Holdings Inc.+ ....   1,992,017      6,034,150
      92,000  Gallaher Group plc, ADR .....   2,356,458      8,275,400
         500  Givaudan SA .................     135,440        462,864
     130,000  Hartmarx Corp.+ .............     606,543        917,800
       4,000  National Presto
               Industries Inc. ............     117,871        239,480
     168,000  Pactiv Corp.+ ...............   1,620,198      5,995,920
   1,000,000  Swedish Match AB ............  13,071,817     18,697,186
       3,000  Wolverine World
               Wide Inc. ..................      29,203         85,560
                                           ------------   ------------
                                             19,929,547     40,708,360
                                           ------------   ------------
              CONSUMER SERVICES -- 2.3%
      70,000  IAC/InterActiveCorp+ ........   1,547,371      2,601,200
     625,000  Liberty Media Corp. -
                Interactive, Cl. A+ .......  12,682,090     13,481,250
     185,000  Rollins Inc. ................   1,346,770      4,090,350
                                           ------------   ------------
                                             15,576,231     20,172,800
                                           ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.2%
      47,000  Ampco-Pittsburgh Corp. ......     235,017      1,573,560
      12,000  Cooper Industries Ltd.,
                Cl. A .....................     803,600      1,085,160
     210,000  Crane Co. ...................   5,510,883      7,694,400
      29,000  Griffon Corp.+ ..............     644,825        739,500
     375,000  Honeywell
               International Inc. .........  11,514,241     16,965,000
     150,000  ITT Corp. ...................   5,499,219      8,523,000
     220,000  Katy Industries Inc.+ .......   1,802,518        589,600
       3,000  The Lamson &
                Sessions Co.+ .............      34,956         72,780
                                           ------------   ------------
                                             26,045,259     37,243,000
                                           ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 3.4%
     400,000  Symbol Technologies Inc. ....$  5,935,250   $  5,976,000
     218,000  Texas Instruments Inc. ......   5,498,427      6,278,400
       5,000  Thermo Fisher
               Scientific Inc.+ ...........     115,249        226,450
     300,000  Thomas & Betts Corp.+ .......   5,345,034     14,184,000
     125,000  Tyco International Ltd. .....   3,469,899      3,800,000
                                           ------------   ------------
                                             20,363,859     30,464,850
                                           ------------   ------------
              ENERGY AND UTILITIES -- 3.8%
       6,000  Allegheny Energy Inc.+ ......      74,092        275,460
      14,000  Chevron Corp. ...............     848,670      1,029,420
     185,000  ConocoPhillips ..............   5,122,693     13,310,750
      50,000  Giant Industries Inc.+ ......   4,080,237      3,747,500
     106,000  Kinder Morgan Inc. ..........  11,059,148     11,209,500
       5,420  Mirant Corp.+ ...............      25,619        171,110
     200,000  Mirant Corp. Escrow+ (a) ....           0              0
     100,000  Northeast Utilities .........   1,922,987      2,816,000
      30,000  Southwest Gas Corp. .........     664,383      1,151,100
                                           ------------   ------------
                                             23,797,829     33,710,840
                                           ------------   ------------
              ENTERTAINMENT -- 12.3%
       8,570  Chestnut Hill Ventures+ (a) .     233,241        184,030
     400,000  Discovery Holding Co.,
               Cl. A+ .....................   4,551,612      6,436,000
      60,000  Dover Motorsports Inc. ......     309,314        318,600
   1,290,000  Gemstar-TV Guide
               International Inc.+ ........   6,227,564      5,172,900
     320,000  Grupo Televisa SA, ADR ......   2,949,674      8,643,200
   1,260,000  Time Warner Inc. ............  18,053,221     27,442,800
      34,000  Triple Crown
               Media Inc.+ ................     365,718        263,160
   1,100,000  Viacom Inc., Cl. A+ .........  29,661,492     45,111,000
     400,000  Vivendi .....................   5,332,296     15,634,612
                                           ------------   ------------
                                             67,684,132    109,206,302
                                           ------------   ------------
              ENVIRONMENTAL SERVICES -- 2.7%
     240,000  Republic Services Inc. ......   4,425,922      9,760,800
     380,000  Waste Management Inc. .......   8,959,895     13,972,600
                                           ------------   ------------
                                             13,385,817     23,733,400
                                           ------------   ------------
              EQUIPMENT AND SUPPLIES -- 3.1%
     210,000  CIRCOR International Inc. ...   2,325,092      7,725,900
     185,000  Flowserve Corp.+ ............   2,864,920      9,336,950
      85,000  Gerber Scientific Inc.+ .....     578,987      1,067,600
      95,000  GrafTech
               International Ltd.+ ........   1,159,625        657,400
     220,000  Watts Water Technologies Inc.,
                Cl. A .....................   3,209,764      9,044,200
                                           ------------   ------------
                                             10,138,388     27,832,050
                                           ------------   ------------
              FINANCIAL SERVICES -- 5.4%
     530,000  American Express Co. ........  17,244,922     32,155,100
     100,000  Ameriprise
               Financial Inc. .............   2,346,124      5,450,000
      95,000  Citigroup Inc. ..............   4,575,534      5,291,500
      27,000  Deutsche Bank AG ............   1,569,799      3,597,480
     110,000  The Phoenix
               Companies Inc. .............   1,214,393      1,747,900
                                           ------------   ------------
                                             26,950,772     48,241,980
                                           ------------   ------------

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
              FOOD AND BEVERAGE -- 5.5%
      15,000  Corn Products
                International Inc. ........$    184,913   $    518,100
       2,000  Davide Campari-Milano
               SpA ........................      19,701         19,827
      50,000  Del Monte Foods Co. .........     379,205        551,500
     208,000  Diageo plc, ADR .............   7,993,283     16,496,480
     130,000  Flowers Foods Inc. ..........   1,043,242      3,508,700
      80,000  Fomento Economico Mexicano
                SAB de CV, ADR ............   2,934,106      9,260,800
      65,000  General Mills Inc. ..........   3,302,432      3,744,000
      80,000  H.J. Heinz Co. ..............   2,590,412      3,600,800
      70,000  Kerry Group plc,
               Cl. A ......................     797,221      1,737,179
     380,000  PepsiAmericas Inc. ..........   5,323,773      7,972,400
      12,000  Remy Cointreau SA ...........     768,190        776,186
       3,000  The Hershey Co. .............     145,382        149,400
      15,000  Wm. Wrigley Jr. Co. .........     727,034        775,800
       3,750  Wm. Wrigley Jr. Co.,
               Cl. B ......................     193,262        192,750
                                           ------------   ------------
                                             26,402,156     49,303,922
                                           ------------   ------------
              HEALTH CARE -- 0.4%
      10,000  Advanced Medical
                Optics Inc.+ ..............     385,843        352,000
       5,000  Chemed Corp. ................     157,240        184,900
     100,000  Pfizer Inc. .................   2,487,765      2,590,000
                                           ------------   ------------
                                              3,030,848      3,126,900
                                           ------------   ------------
              HOTELS AND GAMING -- 2.9%
      18,000  Aztar Corp.+ ................     197,676        979,560
      63,000  Dover Downs Gaming &
                Entertainment Inc. ........     410,200        842,310
     185,000  Gaylord
                Entertainment Co.+ ........   5,187,585      9,422,050
     177,500  Hilton Hotels Corp. .........   1,385,106      6,194,750
     352,941  Ladbrokes plc ...............   3,502,005      2,890,325
      20,000  Las Vegas Sands Corp.+ ......     736,642      1,789,600
      65,000  MGM Mirage+ .................   1,478,603      3,727,750
                                           ------------   ------------
                                             12,897,817     25,846,345
                                           ------------   ------------
              MACHINERY -- 0.7%
      86,800  CNH Global NV ...............   1,632,870      2,369,640
      38,000  Deere & Co. .................   1,565,024      3,612,660
                                           ------------   ------------
                                              3,197,894      5,982,300
                                           ------------   ------------
              MANUFACTURED HOUSING -- 0.5%
     480,000  Champion
               Enterprises Inc.+ ..........   4,727,447      4,492,800
                                           ------------   ------------
              METALS AND MINING -- 4.2%
     478,000  Barrick Gold Corp. ..........   7,651,550     14,674,600
     123,133  Kinross Gold Corp.+ .........   1,119,196      1,462,820
     471,000  Newmont Mining Corp. ........   9,100,344     21,265,650
                                           ------------   ------------
                                             17,871,090     37,403,070
                                           ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2006
================================================================================

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 9.2%
     150,000  Belo Corp., Cl. A ...........$  2,592,089   $  2,755,500
     900,000  Media General Inc.,
               Cl. A ......................  17,694,000     33,453,000
      70,000  Meredith Corp. ..............   1,404,532      3,944,500
     950,000  News Corp., Cl. A ...........  13,866,747     20,406,000
     320,000  PRIMEDIA Inc.+ ..............     927,102        540,800
     300,000  The E.W. Scripps Co.,
               Cl. A ......................  10,208,574     14,982,000
     300,000  The Reader's Digest
                Association Inc. ..........   4,510,861      5,010,000
      15,000  Tribune Co. .................     462,292        461,700
                                           ------------   ------------
                                             51,666,197     81,553,500
                                           ------------   ------------
              REAL ESTATE -- 0.5%
     134,000  Griffin Land &
               Nurseries Inc.+ ............   1,587,460      4,348,300
                                           ------------   ------------
              RETAIL -- 1.1%
      50,000  Ingles Markets Inc., Cl. A ..     572,181      1,489,500
     130,000  Safeway Inc. ................   2,649,854      4,492,800
      30,000  SUPERVALU Inc. ..............     850,469      1,072,500
      60,000  The Home Depot Inc. .........   2,042,786      2,409,600
                                           ------------   ------------
                                              6,115,290      9,464,400
                                           ------------   ------------
              SPECIALTY CHEMICALS -- 1.1%
     220,000  Ferro Corp. .................   4,605,734      4,551,800
     230,000  Hercules Inc.+ ..............   2,187,787      4,441,300
       4,000  Monsanto Co. ................     170,632        210,120
      15,000  Sensient Technologies Corp. .     300,492        369,000
       8,065  Tronox Inc., Cl. B ..........      78,763        127,346
                                           ------------   ------------
                                              7,343,408      9,699,566
                                           ------------   ------------
              TELECOMMUNICATIONS -- 7.7%
     645,000  Cincinnati Bell Inc.+ .......   2,473,255      2,947,650
      25,000  Commonwealth Telephone
                Enterprises Inc. ..........     989,702      1,046,500
      70,000  Embarq Corp. ................   1,823,080      3,679,200
     250,000  Qwest Communications
                International Inc.+ .......     683,237      2,092,500
   1,470,000  Sprint Nextel Corp. .........  19,821,488     27,768,300
     425,000  Telephone & Data
                Systems Inc. ..............   9,269,310     23,090,250
     148,000  Telephone & Data
                Systems Inc., Special .....   3,302,453      7,340,800
                                           ------------   ------------
                                             38,362,525     67,965,200
                                           ------------   ------------

                                                            MARKET
     SHARES                                    COST          VALUE
     ------                                    ----          -----
              TRANSPORTATION -- 0.0%
      99,000  Grupo TMM SA, Cl. A, ADR+ ...$    780,160   $    249,480
                                           ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.3%
      40,000  United States
               Cellular Corp.+ ............   1,880,524      2,783,600
                                           ------------   ------------
              TOTAL COMMON STOCKS ......... 517,020,813    897,786,200
                                           ------------   ------------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
      17,405  Mirant Corp., Ser. A,
                expire 01/03/11+ ..........      35,380        228,006
                                           ------------   ------------
              TOTAL
                INVESTMENTS -- 101.1% .....$517,056,193    898,014,206
                                           ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- (1.1)% ..........................   (9,475,387)
                                                          ------------
              NET ASSETS -- 100.0% ...................... $888,538,819
                                                          ============
----------------
 (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2006, the market value of the fair valued security amounted to $184,030 or 0.02% of total net assets.
 +   Non-income producing security.
 ADR American Depository Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================


ASSETS:
  Investments, at value (cost $517,056,193) ...............   $ 898,014,206
  Receivable for investments sold .........................       3,446,836
  Dividends and interest receivable .......................         560,380
  Receivable for Fund shares sold .........................         196,952
  Prepaid expense .........................................          31,382
                                                              -------------
  TOTAL ASSETS ............................................     902,249,756
                                                              -------------
LIABILITIES:
  Payable to custodian ....................................      10,898,615
  Payable for Fund shares redeemed ........................       1,367,022
  Payable for investment advisory fees ....................         760,254
  Payable for distribution fees ...........................         207,990
  Payable for accounting fees .............................           7,501
  Other accrued expenses ..................................         469,555
                                                              -------------
  TOTAL LIABILITIES .......................................      13,710,937
                                                              -------------
  NET ASSETS applicable to 50,579,514
    shares outstanding ....................................   $ 888,538,819
                                                              =============
NET ASSETS CONSIST OF:
  Paid-in capital, each class at $0.001 par value .........   $ 514,136,836
  Accumulated net investment income .......................             461
  Accumulated distributions in excess of net
    realized gain on investments and foreign
    currency transactions .................................      (6,556,713)
  Net unrealized appreciation on investments ..............     380,958,013
  Net unrealized appreciation on foreign
    currency translations .................................             222
                                                              -------------
  NET ASSETS ..............................................   $ 888,538,819
                                                              =============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net Asset Value and redemption price per share
    ($860,788,559 / 48,894,274 shares outstanding;
    100,000,000 shares authorized) ........................          $17.61
                                                                     ======
  Maximum offering price per share
    (NAV / .945, based on maximum sales
    charge of 5.50% of the offering price) ................          $18.63
                                                                     ======
  CLASS B:
  Net Asset Value and offering price per share
    ($13,045,873 / 792,411 shares outstanding;
    100,000,000 shares authorized) ........................          $16.46(a)
                                                                     ======
  CLASS C:
  Net Asset Value and offering price per share
    ($14,704,387 / 892,829 shares outstanding;
    50,000,000 shares authorized) .........................          $16.47(a)
                                                                     ======


--------------
(a) Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $166,246) ............       $  13,767,747
  Interest ................................................             959,993
                                                                  -------------
  TOTAL INVESTMENT INCOME .................................          14,727,740
                                                                  -------------
EXPENSES:
  Investment advisory fees ................................           9,484,566
  Distribution fees - Class A .............................           2,297,197
  Distribution fees - Class B .............................             159,088
  Distribution fees - Class C .............................             136,826
  Shareholder services fees ...............................             807,026
  Shareholder communications expenses .....................             180,762
  Custodian fees ..........................................             119,431
  Legal and audit fees ....................................              70,487
  Directors' fees .........................................              68,000
  Interest expense ........................................              64,907
  Accounting fees .........................................              45,000
  Registration expenses ...................................              40,609
  Miscellaneous expenses ..................................             109,430
                                                                  -------------
  TOTAL EXPENSES ..........................................          13,583,329
  Less: Custodian fee credits .............................             (21,034)
                                                                  -------------
  NET EXPENSES ............................................          13,562,295
                                                                  -------------
  NET INVESTMENT INCOME ...................................           1,165,445
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments ........................         180,280,158
  Net realized gain on foreign
    currency transactions .................................              12,442
                                                                  -------------
  Net realized gain on investments and
    foreign currency transactions .........................         180,292,600
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments ...........................           4,923,475
  Net change in unrealized appreciation/
    depreciation on foreign currency
    translations ..........................................                 322
                                                                  -------------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations .........................           4,923,797
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCY ......................         185,216,397
                                                                  -------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................       $ 186,381,842
                                                                  =============

                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                               YEAR ENDED            YEAR ENDED
                                                                            DECEMBER 31, 2006     DECEMBER 31, 2005
                                                                            -----------------     -----------------
OPERATIONS:
  Net investment income ...............................................      $     1,165,445       $       744,617
  Net realized gain on investments and foreign currency transactions ..          180,292,600            77,766,169
  Net change in unrealized appreciation/depreciation on investments and
    foreign currency translations .....................................            4,923,797           (82,512,239)
                                                                             ---------------       ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          186,381,842            (4,001,453)
                                                                             ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class A ...........................................................           (1,177,420)             (666,736)
    Class B ...........................................................                   (6)                   --
                                                                             ---------------       ---------------
                                                                                  (1,177,426)             (666,736)
                                                                             ---------------       ---------------
  Net realized gains on investments and foreign currency transactions
    Class A ...........................................................         (175,292,657)          (73,800,544)
    Class B ...........................................................           (2,830,343)           (1,289,884)
    Class C ...........................................................           (3,171,930)           (1,025,214)
                                                                             ---------------       ---------------
                                                                                (181,294,930)          (76,115,642)
                                                                             ---------------       ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................         (182,472,356)          (76,782,378)
                                                                             ---------------       ---------------
CAPITAL SHARE TRANSACTIONS
    Class A ...........................................................         (206,787,976)         (120,095,977)
    Class B ...........................................................           (4,770,251)           (1,087,763)
    Class C ...........................................................            1,241,683            (1,199,523)
                                                                             ---------------       ---------------
  NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..........         (210,316,544)         (122,383,263)
                                                                             ---------------       ---------------
  REDEMPTION FEES .....................................................                1,667                52,322
                                                                             ---------------       ---------------
  NET DECREASE IN NET ASSETS ..........................................         (206,405,391)         (203,114,772)
NET ASSETS:
  Beginning of period .................................................        1,094,944,210         1,298,058,982
                                                                             ---------------       ---------------
  End of period (including undistributed net
    investment income of $461 and $0, respectively) ...................      $   888,538,819       $ 1,094,944,210
                                                                             ===============       ===============


NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2006, there were no open repurchase agreements.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2006, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2006.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury bill rate. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended December 31, 2006, reclassifications were made to increase accumulated net investment income by $13,331 and decrease accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $13,331.

The tax character of distributions paid during the fiscal years ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                       DECEMBER 31, 2006   DECEMBER 31, 2005
                                       -----------------   -----------------
    DISTRIBUTIONS PAID FROM:
    Ordinary income
     (inclusive of short-term
      capital gains) .................... $  1,874,083       $ 1,290,094
    Net long-term capital gains .........  180,598,273        75,492,284
                                          ------------       -----------
    Total distributions paid ............ $182,472,356       $76,782,378
                                          ============       ===========

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

At December 31, 2006, the difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2006, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Undistributed ordinary income
            (inclusive of short-term capital gains) ........... $      7,432
          Undistributed long-term capital gains ...............      116,177
          Net unrealized appreciation on
            investments and
            foreign currency ..................................  374,278,374
                                                                ------------
          Total accumulated gain .............................. $374,401,983
                                                                ============

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2006:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                          COST      APPRECIATION   DEPRECIATION    APPRECIATION
                          ----      ------------   ------------   --------------
   Investments ..... $523,736,054   $395,487,058   $(21,208,906)   $374,278,152

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for a calendar year open-end fund no later than its June 29, 2007 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $10,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting and the chairman of each committee also receives $2,500 per year. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2006, other than short-term securities, aggregated $156,176,282 and $432,746,065, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2006, the Fund paid brokerage commissions of $501,264 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $190,542 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2006, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. CAPITAL STOCK TRANSACTIONS. The Fund currently offers three classes of shares
- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

The Fund imposes a redemption fee of 2.00% on Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (Prior to June 15, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged on or before the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2006 and December 31, 2005 amounted to $1,667 and $52,322, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                       YEAR ENDED
                                                            DECEMBER 31, 2006                DECEMBER 31, 2005
                                                      ---------------------------      ----------------------------
                                                        SHARES          AMOUNT           SHARES           AMOUNT
                                                      -----------   -------------      -----------    -------------
                                                                 CLASS A                          CLASS A
                                                      ---------------------------      ----------------------------
Shares sold .........................................   2,603,599   $  50,582,707        3,107,146    $  59,989,477
Shares issued upon reinvestment of distributions ....   9,303,834     164,770,939        3,721,831       67,513,966
Shares redeemed ..................................... (21,715,392)   (422,141,622)     (12,826,666)    (247,599,420)
                                                      -----------   -------------      -----------    -------------
  Net decrease ......................................  (9,807,959)  $(206,787,976)      (5,997,689)   $(120,095,977)
                                                      ===========   =============      ===========    =============
                                                                CLASS B                           CLASS B
                                                      ---------------------------      ----------------------------
Shares sold .........................................       7,500   $     131,453           20,985    $     381,787
Shares issued upon reinvestment of distributions ....     148,543       2,459,882           60,316        1,043,462
Shares redeemed .....................................    (394,141)     (7,361,586)        (134,928)      (2,513,012)
                                                      -----------   -------------      -----------    -------------
  Net decrease ......................................    (238,098)  $  (4,770,251)         (53,627)   $  (1,087,763)
                                                      ===========   =============      ===========    =============
                                                                CLASS C                           CLASS C
                                                      ---------------------------      ----------------------------
Shares sold .........................................     140,139   $   2,542,951          119,549    $   2,220,629
Shares issued upon reinvestment of distributions ....     128,599       2,130,888           41,465          717,762
Shares redeemed .....................................    (185,965)     (3,432,156)        (223,193)      (4,137,914)
                                                      -----------   -------------      -----------    -------------
  Net increase (decrease) ...........................      82,773   $   1,241,683          (62,179)   $  (1,199,523)
                                                      ===========   =============      ===========    =============

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                INCOME FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                          --------------------------------------------      ------------------------------------
                                                 Net
              Net Asset                     Realized and       Total                     Net
  Period        Value,          Net          Unrealized        from            Net     Realized
   Ended      Beginning     Investment     Gain/(Loss) on   Investment     Investment   Gain on       Total
December 31   of Period   Income/(Loss)(a)   Investments    Operations       Income   Investments  Distributions
-----------   ---------   ---------------- --------------   ----------      --------- -----------  -------------
CLASS A
   2006        $18.11         $ 0.03           $ 3.92         $ 3.95         $(0.03)    $(4.42)       $(4.45)
   2005         19.49           0.02            (0.05)         (0.03)         (0.01)     (1.34)        (1.35)
   2004         17.97          (0.02)            2.31           2.29             --      (0.77)        (0.77)
   2003         13.81          (0.05)            4.45           4.40             --      (0.24)        (0.24)
   2002         16.43          (0.04)           (2.58)         (2.62)            --         --            --
CLASS B
   2006        $17.28         $(0.10)          $ 3.70         $ 3.60             --     $(4.42)       $(4.42)
   2005         18.79          (0.12)           (0.05)         (0.17)            --      (1.34)        (1.34)
   2004         17.47          (0.15)            2.24           2.09             --      (0.77)        (0.77)
   2003         13.53          (0.17)            4.35           4.18             --      (0.24)        (0.24)
   2002         16.23          (0.14)           (2.56)         (2.70)            --       --             --
CLASS C
   2006        $17.29         $(0.11)          $ 3.71         $ 3.60             --     $(4.42)       $(4.42)
   2005         18.80          (0.12)           (0.05)         (0.17)            --      (1.34)        (1.34)
   2004         17.49          (0.15)            2.23           2.08             --      (0.77)        (0.77)
   2003         13.54          (0.17)            4.36           4.19             --      (0.24)        (0.24)
   2002         16.24          (0.14)           (2.56)         (2.70)            --         --            --

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                -----------------------------------------------

                           Net Asset            Net Assets     Net
  Period                     Value,               End of    Investment                Portfolio
   Ended        Redemption   End of     Total     Period      Income/     Operating    Turnover
December 31       Fees(a)    Period    Return+  (in 000's)    (Loss)     Expenses (b)    Rate
-----------     ----------   ------    -------  ----------   ---------   ------------   -------
CLASS A
   2006           $0.00(c)  $17.61      21.7%   $  860,789     0.14%        1.41%(d)      17%
   2005            0.00(c)   18.11      (0.2)    1,063,137     0.08         1.40           3
   2004            0.00(c)   19.49      12.8     1,261,293    (0.11)        1.39          12
   2003              --      17.97      31.9     1,255,668    (0.35)        1.44(e)        8
   2002              --      13.81     (16.0)    1,024,452    (0.28)        1.40          16
CLASS B
   2006           $0.00(c)  $16.46      20.8%   $   13,046    (0.53)%       2.16%(d)      17%
   2005            0.00(c)   17.28      (0.9)       17,804    (0.67)        2.15           3
   2004            0.00(c)   18.79      12.0        20,366    (0.86)        2.14          12
   2003              --      17.47      30.9        18,059    (1.10)        2.19(e)        8
   2002              --      13.53     (16.6)       10,493    (1.01)        2.16          16
CLASS C
   2006           $0.00(c)  $16.47      20.7%   $   14,704    (0.58)%       2.16%(d)      17%
   2005            0.00(c)   17.29      (0.9)       14,003    (0.67)        2.15           3
   2004            0.00(c)   18.80      11.9        16,400    (0.85)        2.14          12
   2003              --      17.49      30.9        14,973    (1.10)        2.19(e)        8
   2002              --      13.54     (16.6)        8,078    (1.01)        2.16          16

---------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. For the fiscal years ended December 31, 2002, 2003, and 2006, the effect of the custodian fee credits were minimal. For the fiscal years ended December 31, 2004 and 2005, there were no custodian fee credits.
(c) Amount represents less than $0.005 per share.
(d) The Fund incurred interest expense during the fiscal year ended December 31, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.40% (Class A), 2.15% (Class
    B), and 2.15% (Class C), respectively.
(e) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Directors and Shareholders of The Gabelli Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Value Fund Inc. (hereafter referred to as the "Fund") at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 28, 2007

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Value Fund Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                        HELD BY DIRECTOR 4
----------------       ------------  ----------------     ----------------------                        ------------------
INTERESTED DIRECTORS 3:
----------------------
MARIO J. GABELLI       Since 1989        24       Chairman of the Board and Chief Executive          Director of Morgan
Director and                                      Officer of GAMCO Investors, Inc. and Chief         Group Holdings, Inc.
Chief Investment Officer                          Investment Officer - Value Portfolios of           (transportation services);
Age: 64                                           of Gabelli Funds, LLC and GAMCO Asset              Chairman of the Board of
                                                  Management Inc.; Director/Trustee or               Lynch Interactive
                                                  Chief Investment Officer of other registered       Corporation (multimedia
                                                  investment companies in the Gabelli Funds          and communication
                                                  complex; Chairman and Chief Executive              services company)
                                                  Officer of GGCP, Inc.
INDEPENDENT DIRECTORS 5:
-----------------------
ANTHONY J. COLAVITA    Since 1989        34       Partner in the law firm of                                   --
Director                                          Anthony J. Colavita, P.C.
Age: 71

ROBERT J. MORRISSEY    Since 1989         6       Partner in the law firm of Morrissey,                        --
Director                                          Hawkins & Lynch
Age: 67

ANTHONY R. PUSTORINO   Since 1989        14       Certified Public Accountant; Professor             Director of The LGL
Director                                          Emeritus, Pace University                          Group, Inc. (diversified
Age: 81                                                                                              manufacturing)

WERNER J. ROEDER, MD   Since 2001        23       Medical Director of Lawrence Hospital and                    --
Director                                          practicing private physician
Age: 66

--------------------------------------------------------------------------------
                   2006 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2006, the Fund paid to shareholders, on December 27, 2006, ordinary income dividends (inclusive of short-term capital gains) totaling $0.0467, $0.0170, and $0.0170 and a long-term capital gain distribution, designated as a capital gain dividend totaling $4.4070, $4.4070, and $4.4070 per share for Class A, Class B, and Class C, respectively. The Fund designates a maximum of $180,598,273 of long-term capital gains as a capital gain dividend for tax purposes. For the fiscal year ended December 31, 2006,
100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distributions was qualified dividend income.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
NAME, POSITION(S)      OFFICE AND
   ADDRESS 1            LENGTH OF                              PRINCIPAL OCCUPATION(S)
    AND AGE           TIME SERVED 2                            DURING PAST FIVE YEARS
----------------      -------------                            -----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003               Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC
President                                       since 1988 and an officer of all of the registered investment companies in
Age: 55                                         the Gabelli Funds complex. Director and President of Gabelli Advisers, Inc.
                                                since 1998

JAMES E. MCKEE         Since 1995               Vice President, General Counsel and Secretary of GAMCO Investors, Inc.
Secretary                                       since 1999 and GAMCO Asset Management Inc. since 1993; Secretary of
Age: 43                                         all of the registered investment companies in the Gabelli Funds complex

AGNES MULLADY          Since 2006               Treasurer of all of the registered investment companies in the Gabelli Funds
Treasurer                                       complex; Senior Vice President of U.S. Trust Company, N.A. and Treasurer
Age: 48                                         and Chief Financial Officer of Excelsior Funds from 2004 through 2005;
                                                Chief Financial Officer of AMIC Distribution Partners from 2002 through 2004;
                                                Controller of Reserve Management Corporation and Reserve Partners, Inc. and
                                                Treasurer of Reserve Funds from 2000 through 2002

PETER D. GOLDSTEIN     Since 2004               Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                        Chief Compliance Officer of all of the registered investment companies
Age: 53                                         in the Gabelli Funds complex; Vice President of Goldman Sachs Asset
                                                Management from 2000 through 2004


---------------------
 1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
 2 Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
 3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
 4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
 5 Directors  who  are  not  interested  persons  are  considered  "Independent"
   Directors.

                           THE GABELLI VALUE FUND INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                              Anthony R. Pustorino
CHAIRMAN AND CHIEF                                 CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                                  PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                              PACE UNIVERSITY

Anthony J. Colavita                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL


Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS

Bruce N. Alpert                                    James E. McKee
PRESIDENT                                          SECRETARY

Agnes Mullady                                      Peter D. Goldstein
TREASURER                                          CHIEF COMPLIANCE OFFICER


                                    CUSTODIAN
                        Mellon Trust of New England, N.A.


                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                          Willkie Farr & Gallagher LLP


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.







--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB409Q406SR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                           THE
                           GABELLI
                           VALUE
                           FUND
                           INC.
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2006

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $47,858 for 2005 and $48,200 for 2006.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $0 for 2006.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 for 2005 and $3,100 for 2006. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.


  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b)  Not applicable

                           (c)  100%

                           (d)  Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2005 and $0 for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to Rule  30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)    The Gabelli Value Fund Inc.
              ------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date              03/01/2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              03/01/2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date              03/01/2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.